Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Accounts Payable and Accrued Liabilities	Accounts Payable and Accrued Liabilities

	December 31, 2023	December 31, 2022
Trade suppliers	$74,877	$47,868
Payroll and labour related liabilities	26,421	21,008
Value added tax and other tax payable	9,142	8,040
Cash-settled equity awards (Note 15(b) and (c))	8,796	6,684
Other accrued liabilities	1,468	1,003
	$120,704	$84,603